BALANCE SHEETS - USD ($)		Jun. 30, 2015	Jun. 30, 2014
Current assets
Cash		$ 35	$ 6,335
Total current assets		35	6,335
Other assets		350	350
Total assets		385	6,685
Liabilities
Accounts payable		4,201	375
Loan payable to related parties		7,236	605
Current liabilities		11,437	980
Total liabilities		11,437	980
Commitments and contingencies	[1]	0	0
Stockholders' deficit
Preferred Stock		0	0
Common Stock		3,305	3,305
Additional paid in capital		47,795	47,795
Accumulated deficit		(62,152)	(45,395)
Stockholders' equity (deficit)		(11,052)	5,705
Total liabilities and stockholders' equity (deficit)		$ 385	$ 6,685

[1]	See Note 6.